SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives for calculation of depreciation
Buildings	20 – 40 years
Motor vehicles	5 years
Office and computer equipment	3 – 5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of original useful lives of intangible assets

Software	3 years to 5 years
Student populations	2.8 years to 15 years
Customer relationships	1.8 years to 5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non compete agreement	3 years to 4.5 years
Trade names	Indefinite

Schedule of deferred revenue balances by segments
	As of December 31,
	2011	2012
	RMB	RMB

Career Enhancement	39,014	49,376
K-12	69,888	48,220
Tutoring	286,876	404,611
Total	395,778	502,207